Trade and other receivables - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets [line items]
Current supplier rebates due	$ 344	$ 289
Trade receivables
Disclosure of financial assets [line items]
Trade receivables written off	$ 9	$ 12